UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact name of registrant as specified in charter)

625 Second Street, Suite 102, Petaluma, California 94952

(Address of principal executive offices) (Zip code)

TERRY COXON, 625 Second Street, Suite 102, Petaluma, California 94952

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(707) 778-1000

Date of fiscal year end:	January 31, 2003

Date of reporting period:	January 31, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.   Reports to Stockholders.
The Annual Report to Shareholders of Permanent Portfolio Family of Funds, Inc. (“Fund” or “Registrant”), for the fiscal year ended January 31, 2003, is attached hereto.

Item 2.   Code of Ethics.
Not applicable for the fiscal year ended January 31, 2003.

Item 3.   Audit Committee Financial Expert.
Not applicable for the fiscal year ended January 31, 2003.

Item 4.   Principal Accountant Fees and Services.
Information required under this Item is incorporated herein by reference from the information contained in “Proposal 3. Ratification Of The Selection Of Independent Public Accountants,” under the headings, “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” contained in the Fund’s definitive proxy statement, as filed with the Securities and Exchange Commission, pursuant to Regulation 14A of the Securities Exchange Act of 1934, on March 28, 2003.

Items 5-6.   (Reserved)

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.   (Reserved)

Item 9.   Controls and Procedures.
Based on their evaluation of the Fund’s disclosure controls and procedures as of a date within 90 days of the filing date of this Report, each of Terry Coxon, the Fund’s President, and Michael J. Cuggino, the Fund’s Treasurer, has concluded that, in his judgment, the Fund’s disclosure controls and procedures are effective.

There were no significant changes in the Fund’s internal controls or in other factors that could significantly affect these controls subsequent to the date of the officers’ evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.   Exhibits.
Certifications Required by Item 10(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Terry Coxon
By: Terry Coxon, President

Date: April 1, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Terry Coxon
By: Terry Coxon, President

Date: Date: April 1, 2003

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, Treasurer

Date: April 1, 2003

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
ANNUAL REPORT

INDEPENDENT AUDITORS’ REPORT

The Board of Directors and Shareholders
Permanent Portfolio Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Permanent Portfolio Family of Funds, Inc. (comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), as of January 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  All periods indicated in the accompanying financial highlights ending prior to February 1, 1999, were audited by other auditors whose report dated March 12, 1999, expressed an unqualified opinion on this information and whose report contained an explanatory paragraph that stated that the Securities and Exchange Commission is involved in public administrative and cease-and-desist proceedings against the Fund’s investment adviser and one (formerly two) of the Fund’s directors and officers.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.   Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments owned as of January 31, 2003, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Permanent Portfolio Family of Funds, Inc. as of January 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 8 to the financial statements, the Securities and Exchange Commission is involved in public administrative and cease-and-desist proceedings against the Fund’s investment adviser and one (formerly two) of the Fund’s directors and officers.

Tait, Weller & Baker

Philadelphia, Pennsylvania
March 7, 2003, except as to Note 9, which is as of
March 28, 2003

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2003

                      ASSETS AND LIABILITIES
                                                                                     Treasury       Versatile     Aggressive
                                                                      Permanent        Bill           Bond          Growth
                                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                                     -----------    -----------    -----------    -----------

ASSETS
Investments at market value (Notes 1, 5 & 6):
  Investments other than securities:
    Gold assets ...................................................  $15,841,294    $        --    $        --    $        --
    Silver assets .................................................    3,833,336             --             --             --
    Swiss franc deposits ..........................................      483,809             --             --             --
                                                                     -----------    -----------    -----------    -----------
                                                                      20,158,439             --             --             --
  Swiss franc bonds ...............................................    7,677,325             --             --             --
  Stocks of United States and foreign real estate and
    natural resource companies ....................................   11,633,210             --             --             --
  Aggressive growth stock investments .............................   12,223,493             --             --     18,493,850
  Corporate bonds .................................................      309,452             --     19,656,122             --
  United States Treasury securities ...............................   25,811,423     65,698,641        899,918             --
                                                                     -----------    -----------    -----------    -----------
      Total investments (identified cost $57,458,453;
      $65,738,725; $20,337,622 and $9,110,130, respectively)          77,813,342     65,698,641     20,556,040     18,493,850

Cash ..............................................................      288,064          5,585          5,621             --
Accounts receivable for shares of the portfolio sold ..............      593,232         19,495          1,900        130,700
Accrued interest, dividends and foreign taxes receivable ..........      549,279        892,376        360,385          5,940
                                                                     -----------    -----------    -----------    -----------
      Total assets                                                    79,243,917     66,616,097     20,923,946     18,630,490

LIABILITIES
Bank overdraft ....................................................           --             --             --          3,297
Accounts payable for investments purchased ........................      438,646             --             --             --
Accounts payable for shares of the portfolio redeemed .............       32,815          7,128             --             --
Accrued investment advisory fee ...................................       71,362         35,291         13,270         18,380
Accrued directors’ and officers’ fees and expenses ................        7,882          7,007          2,198          2,021
Accrued excise tax ................................................       18,739         50,761         17,002             --
                                                                     -----------    -----------    -----------    -----------
      Total liabilities                                                  569,444        100,187         32,470         23,698
                                                                     -----------    -----------    -----------    -----------
      Net assets applicable to outstanding shares                    $78,674,473    $66,515,910    $20,891,476    $18,606,792
                                                                     ===========    ===========    ===========    ===========
                      NET ASSETS

Capital stock - par value $.001 per share:
  Authorized - 100,000,000; 100,000,000; 10,000,000
               and 25,000,000 shares, respectively
  Outstanding - 3,765,686; 998,964; 343,519 and
                320,025 shares, respectively ......................  $     3,766    $       999    $       344    $       320

Paid-in capital ...................................................   57,075,815     66,148,551     19,960,307      9,236,539
                                                                     -----------    -----------    -----------    -----------
                                                                      57,079,581     66,149,550     19,960,651      9,236,859
Undistributed net investment income (Note 1) ......................      928,840        440,767        632,887             --
Accumulated net realized gain (loss) on investments ...............      258,956        (34,323)        79,520        (13,787)
Accumulated net realized gain on foreign currency
  transactions ....................................................          148             --             --             --
Net unrealized appreciation (depreciation) of investments (Note 1).   20,354,889        (40,084)       218,418      9,383,720
Net unrealized appreciation on translation of assets
  and liabilities in foreign currencies ...........................       52,059             --             --             --
                                                                     -----------    -----------    -----------    -----------
      Net assets applicable to outstanding shares                    $78,674,473    $66,515,910    $20,891,476    $18,606,792
                                                                     ===========    ===========    ===========    ===========
      Net asset value per share                                         $20.89         $66.58         $60.82         $58.14
                                                                        ======         ======         ======         ======

See accompanying notes.

2 & 3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF OPERATIONS
Year ended January 31, 2003

                                                                                     Treasury       Versatile      Aggressive
                                                                      Permanent        Bill           Bond           Growth
                                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                                     -----------    -----------    -----------    -----------

Investment income (Note 1):
  Interest ........................................................  $ 1,239,987    $ 1,034,145    $   788,418    $       643
  Dividends .......................................................      391,917             --             --        145,490
                                                                     -----------    -----------    -----------    -----------
                                                                       1,631,904      1,034,145        788,418        146,133
Expenses (Notes 3 & 8):
  Investment advisory fee .........................................      658,073        772,131        247,627        239,475
  Directors’ fees and expenses ....................................       40,672         50,313         16,427         15,907
  Officers’ salary expense ........................................       61,920         73,268         23,496         22,672
  Excise tax ......................................................       18,739         50,761         17,002             --
  Legal expense ...................................................       12,047         16,419          5,114          5,390
                                                                     -----------    -----------    -----------    -----------
  Total expenses                                                         791,451        962,892        309,666        283,444

  Less waiver of investment advisory fee ..........................           --        342,051         82,191             --
                                                                     -----------    -----------    -----------    -----------
    Net expenses                                                         791,451        620,841        227,475        283,444
                                                                     -----------    -----------    -----------    -----------

Net investment income (loss)                                             840,453        413,304        560,943       (137,311)
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain (loss) on investments
  and foreign currency (Notes 1, 5 & 6):
Net realized gain (loss) on:
  Investments in unaffiliated issuers .............................      285,714         (7,332)       167,989         74,608
  Foreign currency transactions ...................................          148             --             --             --
                                                                     -----------    -----------    -----------    -----------
                                                                         285,862         (7,332)       167,989         74,608

Change in unrealized appreciation (depreciation) of:
  Investments .....................................................    7,270,203        (47,077)         9,737     (6,679,328)
  Translation of assets and liabilities in foreign currencies .....      103,735             --             --             --
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain (loss) on investments
  and foreign currency                                                 7,659,800        (54,409)       177,726     (6,604,720)
Net increase (decrease) in net assets resulting                      -----------    -----------    -----------    -----------
  from operations                                                    $ 8,500,253    $   358,895    $   738,669    $(6,742,031)
                                                                     ===========    ===========    ===========    ===========

See accompanying notes.

4 & 5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Permanent Portfolio                 Treasury Bill Portfolio
                                                                      ----------------------------------    -----------------------------------
                                                                         Year ended        Year ended          Year ended         Year ended
                                                                      January 31, 2003  January 31, 2002    January 31, 2003   January 31, 2002
                                                                      ----------------  ----------------    ----------------   ----------------

Operations:
  Net investment income (loss) ......................................   $    840,453      $    754,554        $    413,304       $  1,894,732
  Net realized gain (loss) on investments ...........................        285,714           873,040              (7,332)            57,468
  Net realized gain (loss) on foreign currency transactions .........            148              (625)                 --                 --
  Change in unrealized appreciation (depreciation) of investments ...      7,270,203           440,919             (47,077)           (31,610)
  Change in unrealized appreciation (depreciation) on translation
    of assets and liabilities in foreign currencies .................        103,735           (24,196)                 --                 --
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets resulting from operations            8,500,253         2,043,692             358,895          1,920,590

Equalization on shares issued and redeemed: .........................        374,806          (248,908)           (101,118)           (96,143)

Distributions to shareholders from (Note 2):
  Net investment income .............................................       (614,742)         (745,444)         (1,361,612)        (2,986,988)
  Net realized gain on investments ..................................       (841,225)         (469,353)                 --                 --

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 7): .....................     19,176,901        (2,293,342)         (3,582,193)        (3,275,443)
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets                                     26,595,993        (1,713,355)         (4,686,028)        (4,437,984)

Net assets at beginning of year                                           52,078,480        53,791,835          71,201,938         75,639,922
                                                                        ------------      ------------        ------------       ------------
Net assets at end of year (including undistributed net
  investment income of $928,840 and $736,541; $440,767 and
  $1,918,650, respectively)                                             $ 78,674,473      $ 52,078,480        $ 66,515,910       $ 71,201,938
                                                                        ============      ============        ============       ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(continued from previous page)

                                                                           Versatile Bond Portfolio             Aggressive Growth Portfolio
                                                                      ----------------------------------    -----------------------------------
                                                                         Year ended        Year ended          Year ended         Year ended
                                                                      January 31, 2003  January 31, 2002    January 31, 2003   January 31, 2002
                                                                      ----------------  ----------------    ----------------   ----------------

Operations:
  Net investment income (loss) ......................................   $    560,943      $    911,279        $   (137,311)      $   (186,541)
  Net realized gain (loss) on investments ...........................        167,989           167,209              74,608            (88,395)
  Net realized gain (loss) on foreign currency transactions .........             --                --                  --                 --
  Change in unrealized appreciation (depreciation) of investments ...          9,737            78,079          (6,679,328)        (1,232,154)
  Change in unrealized appreciation (depreciation) on translation
    of assets and liabilities in foreign currencies .................             --                --                  --                 --
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets resulting from operations              738,669         1,156,567          (6,742,031)        (1,507,090)

Equalization on shares issued and redeemed: .........................       (486,171)          226,098                  --                 --

Distributions to shareholders from (Note 2):
  Net investment income .............................................       (272,446)         (410,680)                 --                 --
  Net realized gain on investments ..................................             --                --                  --            (95,745)

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 7): .....................     (5,120,217)        4,665,893           1,430,223            (79,563)
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets                                     (5,140,165)        5,637,878          (5,311,808)        (1,682,398)

Net assets at beginning of year                                           26,031,641        20,393,763          23,918,600         25,600,998
                                                                        ------------      ------------        ------------       ------------
Net assets at end of year (including undistributed net
  investment income of $632,887 and $921,794;
  $ -- and $ --, respectively)                                          $ 20,891,476      $ 26,031,641        $ 18,606,792       $ 23,918,600
                                                                        ============      ============        ============       ============

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2003

     Quantity                                                                                          Market Value
  ---------------                                                                                      ------------
                    GOLD ASSETS - 20.14% of Total Net Assets
  11,613 Troy Oz.    Gold bullion (a) ...........................................................      $  4,276,958

  30,483 Coins       One-ounce gold coins (a) ...................................................        11,564,336
                                                                                                       ------------

                       Total Gold Assets (Cost $14,413,677)                                            $ 15,841,294
                                                                                                       ------------

                    SILVER ASSETS - 4.87% of Total Net Assets
 522,129 Troy Oz.    Silver bullion (a) .........................................................      $  2,533,891

     379 Bags        Silver coins (a) ...........................................................         1,299,445
                                                                                                       ------------

                       Total Silver Assets (Cost $3,942,631)                                           $  3,833,336
                                                                                                       ------------

Principal Amount    SWISS FRANC ASSETS - 10.37% of Total Net Assets
----------------
 CHF   661,778       Swiss francs in interest-bearing bank accounts .............................      $    483,809
                                                                                                       ------------

 CHF 3,900,000       6.500% Swiss Confederation bonds, 04-10-04 .................................      $  3,045,641
 CHF 4,000,000       5.500% Swiss Confederation bonds, 01-06-05 .................................         3,185,729
 CHF 1,750,000       4.500% Swiss Confederation bonds, 06-10-07 .................................         1,445,955
                                                                                                       ------------
                       Total Swiss Confederation bonds                                                 $  7,677,325
                                                                                                       ------------
                       Total Swiss Franc Assets (Cost $7,337,000)                                      $  8,161,134
                                                                                                       ------------

  Number            STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
 Of Shares          RESOURCE COMPANIES - 14.79% of Total Net Assets
 ---------

                    NATURAL RESOURCES - 6.75% of Total Net Assets
  48,000             BHP Billiton, Ltd. (b) .....................................................      $    506,400
  13,000             Burlington Resources, Inc. .................................................           573,300
  10,000             ChevronTexaco Corporation ..................................................           644,000
  13,000             Devon Energy Corporation ...................................................           588,900
  25,000             Forest Oil Corporation (a) .................................................           600,000
  25,000             Inco, Ltd. (a) .............................................................           559,500
  18,000             Phelps Dodge Corporation (a) ...............................................           621,900
  18,000             Pogo Producing Company .....................................................           639,000
  12,000             Weyerhaeuser Company .......................................................           576,600
                                                                                                       ------------
                                                                                                       $  5,309,600

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2003

  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                    REAL ESTATE - 8.04% of Total Net Assets
  25,000             Archstone-Smith Trust ......................................................      $    555,000
  20,000             BRE Properties, Inc. Class A ...............................................           605,000
  20,000             Federal Realty Investment Trust ............................................           560,800
  45,000             IRT Property Company .......................................................           535,500
  30,000             New Plan Excel Realty Trust, Inc. ..........................................           560,700
  16,000             Pan Pacific Retail Properties, Inc. ........................................           585,600
  20,000             Pennsylvania Real Estate Investment Trust ..................................           514,000
  14,000             Texas Pacific Land Trust ...................................................           602,000
  36,000             United Dominion Realty Trust, Inc. .........................................           575,640
  29,000             Urstadt Biddle Properties, Inc. ............................................           358,440
  29,000             Urstadt Biddle Properties, Inc. Class A ....................................           323,350
  22,000             Washington Real Estate Investment Trust ....................................           547,580
                                                                                                       ------------
                                                                                                       $  6,323,610
                                                                                                       ------------
                       Total Stocks of United States and Foreign Real Estate and Natural
                       Resource Companies (Cost $7,292,615)                                            $ 11,633,210
                                                                                                       ------------

                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 15.54% of Total Net Assets

                    CHEMICALS - .60% of Total Net Assets
   6,000             Air Products & Chemicals, Inc. .............................................      $    248,700
  18,000             Wellman, Inc. ..............................................................           221,400
                                                                                                       ------------
                                                                                                       $    470,100
                    COMPUTER SOFTWARE - 5.65% of Total Net Assets
  12,000             Autodesk, Inc. .............................................................      $    179,280
  15,000             Computer Associates International, Inc. ....................................           200,550
       1             Symantec Corporation warrant (a)(c) ........................................         3,843,863
  12,000             VERITAS Software Corporation (a) ...........................................           219,024
                                                                                                       ------------
                                                                                                       $  4,442,717

                    CONSTRUCTION - .63% of Total Net Assets
   6,000             Fluor Corporation ..........................................................      $    178,440
   8,000             Ryland Group, Inc. .........................................................           317,120
                                                                                                       ------------
                                                                                                       $    495,560

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2003

  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                    DATA PROCESSING - .53% of Total Net Assets
  15,000             Agilent Technologies, Inc. (a) .............................................      $    247,200
  10,000             Hewlett-Packard Company ....................................................           174,100
                                                                                                       ------------
                                                                                                       $    421,300
                    ELECTRICAL & ELECTRONICS - .63% of Total Net Assets
  16,000             Intel Corporation ..........................................................      $    250,560
  10,000             National Semiconductor Corporation (a) .....................................           132,000
  30,000             Sanmina SCI Corporation (a) ................................................           109,800
                                                                                                       ------------
                                                                                                       $    492,360
                    ENTERTAINMENT & LEISURE - .87% of Total Net Assets
  12,000             Disney (Walt) Company ......................................................      $    210,000
   5,000             Tribune Company ............................................................           242,000
   6,000             Viacom, Inc. Class A (a) ...................................................           231,300
                                                                                                       ------------
                                                                                                       $    683,300
                    FINANCIAL SERVICES - 1.51% of Total Net Assets
   8,000             Bank of New York, Inc. .....................................................      $    202,400
   4,000             Bear Stearns Companies, Inc. ...............................................           248,200
  16,000             Janus Capital Group, Inc. ..................................................           203,040
   6,000             Morgan Stanley .............................................................           227,400
  16,000             Schwab (Charles) Corporation ...............................................           147,520
   4,000             State Street Corporation ...................................................           158,360
                                                                                                       ------------
                                                                                                       $  1,186,920
                    MANUFACTURING - 2.12% of Total Net Assets
  15,000             Dana Corporation ...........................................................      $    161,550
   8,000             Harley-Davidson, Inc. ......................................................           334,240
   4,000             Illinois Tool Works, Inc. ..................................................           243,280
  16,000             Mattel, Inc. ...............................................................           320,000
   2,000             NACCO Industries, Inc. Class A .............................................            81,000
   8,000             NACCO Industries, Inc. Class B .............................................           324,000
   5,000             Parker-Hannifin Corporation ................................................           201,550
                                                                                                       ------------
                                                                                                       $  1,665,620

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2003

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    OIL & OILFIELD SERVICES - .55% of Total Net Assets
   25,000            Frontier Oil Corporation ...................................................      $    370,000
   30,000            Parker Drilling Company (a) ................................................            66,300
                                                                                                       ------------
                                                                                                       $    436,300
                    PHARMACEUTICALS - 1.14% of Total Net Assets
    8,000            Amgen, Inc. (a) ............................................................      $    407,680
    6,000            Biogen, Inc. (a) ...........................................................           229,500
    8,000            Genzyme Corporation (General Division) (a) .................................           258,320
      756            Genzyme Corporation Molecular Oncology (a) .................................             1,489
      850            Genzyme Corporation Biosurgery (a) .........................................             1,717
                                                                                                       ------------
                                                                                                       $    898,706
                    RETAIL - .29% of Total Net Assets
    8,000            Costco Wholesale Corporation (a) ...........................................      $    230,960
                                                                                                       ------------
                                                                                                       $    230,960
                    TRANSPORTATION - .42% of Total Net Assets
   12,000            Kansas City Southern (a) ...................................................      $    153,000
   10,000            Swift Transportation Company, Inc. (a) .....................................           160,000
   15,000            UAL Corporation (a) ........................................................            15,300
                                                                                                       ------------
                                                                                                       $    328,300
                    MISCELLANEOUS - .60% of Total Net Assets
    5,000            Lockheed Martin Corporation ................................................      $    255,250
    5,000            Temple-Inland, Inc. ........................................................           216,100
                                                                                                       ------------
                                                                                                       $    471,350
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (Cost $5,976,896)                     $ 12,223,493
                                                                                                       ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2003

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                     DOLLAR ASSETS - 33.20% of Total Net Assets

                     CORPORATE BONDS - .39% of Total Net Assets
   $   100,000        8.500% Fortune Brands, Inc., 10-01-03 .....................................      $    104,527
       100,000        7.500% General Electric Capital Corporation, 06-05-03......................           102,114
       100,000        7.650% Union Electric Company, 07-15-03 ...................................           102,811
                                                                                                       ------------
                                                                                                       $    309,452
                                                                                                       ------------

                     UNITED STATES TREASURY SECURITIES - 32.81% of Total Net Assets
    41,000,000        United States Treasury bond strips (Principal only) 5.145%, 05-15-18 (d) ..      $ 18,860,000
       800,000        United States Treasury bonds 6.250%, 08-15-23 .............................           931,376
     1,000,000        United States Treasury notes 3.000%, 01-31-04 .............................         1,016,880
     1,000,000        United States Treasury notes 1.750%, 12-31-04 .............................         1,001,410
     1,000,000        United States Treasury notes 3.000%, 11-15-07 .............................         1,002,030
     3,000,000        United States Treasury bills 1.065%, 02-06-03 (d) .........................         2,999,727
                                                                                                       ------------
                                                                                                       $ 25,811,423
                                                                                                       ------------

                        Total Dollar Assets (Cost $18,495,634)                                         $ 26,120,875
                                                                                                       ------------
                        Total Portfolio - 98.91% of total net assets (identified cost $57,458,453)(e)  $ 77,813,342
                        Other assets, less liabilities (1.09% of total net assets)                          861,131
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 78,674,473
                                                                                                       ============

                        Note: (a) Non-income producing.
                              (b) Sponsored ADR.
                              (c) Market value determined by the Board of Directors.
                              (d) Interest rate represents yield to maturity.
                              (e) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2003

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    UNITED STATES TREASURY SECURITIES - 98.77% of Total Net Assets
  $ 5,000,000        United States Treasury notes 5.500%, 02-28-03 ..............................      $  5,015,050
   20,000,000        United States Treasury notes 4.250%, 03-31-03 ..............................        20,094,600
   20,000,000        United States Treasury notes 5.750%, 04-30-03 ..............................        20,213,200
   20,000,000        United States Treasury notes 5.500%, 05-31-03 ..............................        20,275,800
      100,000        United States Treasury bills 1.065%, 02-06-03(a) ...........................            99,991
                                                                                                       ------------
                       Total Portfolio - 98.77% of total net assets (identified cost $65,738,725)(b)   $ 65,698,641
                       Other assets, less liabilities (1.23% of total net assets)                           817,269
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 66,515,910
                                                                                                       ============

                       Note: (a) Interest rate represents yield to maturity.
                             (b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2003

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    CORPORATE BONDS - 94.09% of Total Net Assets

                    CONSTRUCTION - 4.96% of Total Net Assets
   $1,000,000        5.750% Vulcan Materials Company, 04-01-04 ..................................      $  1,036,640
                                                                                                       ------------
                                                                                                       $  1,036,640
                    COSMETICS & TOILETRIES - 4.91% of Total Net Assets
    1,000,000        6.250% Gillette Company, 08-15-03 ..........................................      $  1,026,130
                                                                                                       ------------
                                                                                                       $  1,026,130
                    DATA PROCESSING - 4.93% of Total Net Assets
    1,000,000        5.250% International Business Machines Corporation, 12-01-03 ...............      $  1,029,380
                                                                                                       ------------
                                                                                                       $  1,029,380
                    ELECTRICAL & ELECTRONICS - 5.11% of Total Net Assets
    1,000,000        7.000% Texas Instruments, Inc., 08-15-04 ...................................      $  1,068,170
                                                                                                       ------------
                                                                                                       $  1,068,170
                    ELECTRIC UTILITIES - 4.43% of Total Net Assets
      900,000        7.650% Union Electric Company, 07-15-03 ....................................      $    925,299
                                                                                                       ------------
                                                                                                       $    925,299
                    FINANCIAL SERVICES - 10.13% of Total Net Assets
    1,000,000        7.550% Associates Corporation, N.A., 06-01-04 ..............................      $  1,070,590
    1,000,000        5.375% General Electric Capital Corporation, 04-23-04 ......................         1,045,310
                                                                                                       ------------
                                                                                                       $  2,115,900
                    FOOD PRODUCTS & PROCESSING - 4.89% of Total Net Assets
    1,000,000        4.750% Campbell Soup Company, 10-01-03 .....................................      $  1,020,600
                                                                                                       ------------
                                                                                                       $  1,020,600
                    HOUSEHOLD PRODUCTS - 9.83% of Total Net Assets
    1,000,000        5.270% Colgate-Palmolive Company, 12-01-03 .................................      $  1,030,380
    1,000,000        5.250% Procter & Gamble Company, 09-15-03 ..................................         1,024,020
                                                                                                       ------------
                                                                                                       $  2,054,400
                     INSURANCE - 5.06% of Total Net Assets
    1,000,000        6.625% Marsh & McLennan Companies, Inc., 06-15-04 ..........................      $  1,056,650
                                                                                                       ------------
                                                                                                       $  1,056,650

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2003

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    MANUFACTURING - 4.97% of Total Net Assets
   $1,000,000        6.375% Nike, Inc., 12-01-03 ................................................      $  1,038,770
                                                                                                       ------------
                                                                                                       $  1,038,770
                    PHARMACEUTICALS - 4.99% of Total Net Assets
    1,000,000        5.875% American Home Products Corporation, 03-15-04 ........................      $  1,041,420
                                                                                                       ------------
                                                                                                       $  1,041,420
                    RESTAURANTS - 5.20% of Total Net Assets
    1,000,000        7.800% McDonalds Corporation, 10-01-04 .....................................      $  1,086,300
                                                                                                       ------------
                                                                                                       $  1,086,300
                    RETAIL - 15.24% of Total Net Assets
    1,000,000        5.500% CVS Corporation, 02-15-04 ...........................................      $  1,033,970
    1,000,000        8.100% Lowes Companies, Inc., 06-17-04 .....................................         1,078,000
    1,000,000        7.500% Wal-Mart Stores, Inc., 05-15-04 .....................................         1,072,480
                                                                                                       ------------
                                                                                                       $  3,184,450
                    TELECOMMUNICATIONS - 4.94% of Total Net Assets
    1,000,000        5.875% Bell Atlantic New Jersey Telephone, Inc., 02-01-04 ..................      $  1,031,270
                                                                                                       ------------
                                                                                                       $  1,031,270
                    TOBACCO - 4.50% of Total Net Assets
      900,000        8.500% Fortune Brands, Inc., 10-01-03 ......................................      $    940,743
                                                                                                       ------------
                                                                                                       $    940,743
                                                                                                       ------------

                       Total Corporate Bonds (Cost $19,437,753)                                        $ 19,656,122
                                                                                                       ------------

                    UNITED STATES TREASURY SECURITIES - 4.30% of Total Net Assets
      900,000        United States Treasury bills 1.065%, 02-06-03 (a) ..........................      $    899,918
                                                                                                       ------------

                       Total United States Treasury securities (Cost $899,869)                         $    899,918
                                                                                                       ------------
                       Total Portfolio - 98.39% of total net assets (identified cost $20,337,622)(b)   $ 20,556,040
                       Other assets, less liabilities (1.61% of total net assets)                           335,436
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 20,891,476
                                                                                                       ============

                       Note: (a) Interest rate represents yield to maturity.
                             (b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2003

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 99.39% of Total Net Assets

                    CHEMICALS - 3.86% of Total Net Assets
   12,000            Air Products & Chemicals, Inc. .............................................      $    497,400
   18,000            Wellman, Inc. ..............................................................           221,400
                                                                                                       ------------
                                                                                                       $    718,800
                    COMPUTER SOFTWARE - 5.14% of Total Net Assets
   20,000            Autodesk, Inc. .............................................................      $    298,800
   15,000            Computer Associates International, Inc. ....................................           200,550
   25,000            VERITAS Software Corporation (a) ...........................................           456,300
                                                                                                       ------------
                                                                                                       $    955,650
                    CONSTRUCTION - 7.67% of Total Net Assets
   36,000            Ryland Group, Inc. .........................................................      $  1,427,040
                                                                                                       ------------
                                                                                                       $  1,427,040
                    DATA PROCESSING - 2.75% of Total Net Assets
   12,000            Agilent Technologies, Inc. (a) .............................................      $    197,760
   18,000            Hewlett-Packard Company ....................................................           313,380
                                                                                                       ------------
                                                                                                       $    511,140
                    ELECTRICAL & ELECTRONICS - 3.32% of Total Net Assets
   20,000            Intel Corporation ..........................................................      $    313,200
   12,000            National Semiconductor Corporation (a) .....................................           158,400
   40,000            Sanmina SCI Corporation (a) ................................................           146,400
                                                                                                       ------------
                                                                                                       $    618,000
                    ENTERTAINMENT & LEISURE - 8.70% of Total Net Assets
   18,000            Disney (Walt) Company ......................................................      $    315,000
   15,000            Tribune Company ............................................................           726,000
   15,000            Viacom, Inc. Class A (a) ...................................................           578,250
                                                                                                       ------------
                                                                                                       $  1,619,250
                    FINANCIAL SERVICES - 18.51% of Total Net Assets
   18,000            Bank of New York, Inc. .....................................................      $    455,400
   12,000            Bear Stearns Companies, Inc. ...............................................           744,600
   40,000            Janus Capital Group, Inc. ..................................................           507,600
   15,000            Morgan Stanley .............................................................           568,500
   45,000            Schwab (Charles) Corporation ...............................................           414,900
   19,000            State Street Corporation ...................................................           752,210
                                                                                                       ------------
                                                                                                       $  3,443,210
                    MANUFACTURING - 12.79% of Total Net Assets
   18,000            Dana Corporation ...........................................................      $    193,860
   20,000            Harley-Davidson, Inc. ......................................................           835,600
    9,000            Illinois Tool Works, Inc. ..................................................           547,380
   16,000            Mattel, Inc. ...............................................................           320,000
   12,000            Parker-Hannifin Corporation ................................................           483,720
                                                                                                       ------------
                                                                                                       $  2,380,560

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2003

  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                    OIL & OILFIELD SERVICES - 8.43% of Total Net Assets
  100,000            Frontier Oil Corporation ...................................................      $  1,480,000
   40,000            Parker Drilling Company (a) ................................................            88,400
                                                                                                       ------------
                                                                                                       $  1,568,400
                    PHARMACEUTICALS - 15.40% of Total Net Assets
   20,000            Amgen, Inc. (a) ............................................................      $  1,019,200
   20,000            Biogen, Inc. (a) ...........................................................           765,000
    7,000            Chiron Corporation (a) .....................................................           262,640
   25,000            Genzyme Corporation (General Division) (a) .................................           807,250
    3,000            Genzyme Corporation Molecular Oncology (a) .................................             5,910
    3,000            Genzyme Corporation Biosurgery (a) .........................................             6,060
                                                                                                       ------------
                                                                                                       $  2,866,060
                    RETAIL - 4.83% of Total Net Assets
   24,000            Costco Wholesale Corporation (a) ...........................................      $    692,880
    8,000            Neiman Marcus Group, Inc. Class B (a) ......................................           205,760
                                                                                                       ------------
                                                                                                       $    898,640
                    TRANSPORTATION - 4.09% of Total Net Assets
   20,000            Kansas City Southern (a) ...................................................      $    255,000
   30,000            Swift Transportation Company, Inc. (a) .....................................           480,000
   25,000            UAL Corporation (a) ........................................................            25,500
                                                                                                       ------------
                                                                                                       $    760,500
                    MISCELLANEOUS - 3.90% of Total Net Assets
   10,000            Lockheed Martin Corporation ................................................      $    510,500
    5,000            Temple-Inland, Inc. ........................................................           216,100
                                                                                                       ------------
                                                                                                       $    726,600
                                                                                                       ------------
                       Total Portfolio - 99.39% of total net assets (identified cost $9,110,130)(b)    $ 18,493,850
                       Other assets, less liabilities (.61% of total net assets)                            112,942
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 18,606,792
                                                                                                       ============

                       Note: (a) Non-income producing.
                             (b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2003

1.	SIGNIFICANT ACCOUNTING POLICIES
Permanent Portfolio Family of Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, series, management investment company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.
Valuation of investments
Investments are valued at market. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there is no active market are valued at fair value as determined by the Board of Directors. At January 31, 2003, one such investment in the Permanent Portfolio (4.89% of total net assets) was so valued.
Translation of foreign currencies
Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange at January 31, 2003; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books verses the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies at January 31, 2003.
Investment transactions and investment income
Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premium and discount for financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2003

For the year ended January 31, 2003, investment income was earned as follows:

                                                     Permanent       Treasury Bill    Versatile Bond     Aggressive Growth
                                                     Portfolio         Portfolio         Portfolio           Portfolio
                                                   ------------      -------------    --------------     -----------------

         Interest on:
           Corporate bonds ....................    $      8,359       $         --     $    784,349         $        --
           Swiss franc assets .................         245,993                 --               --                  --
           United States Treasury securities ..         980,736          1,030,036            2,783                  48
           Other investments ..................           4,899              4,109            1,286                 595
         Dividends ............................         391,917                 --               --             145,490
                                                   ------------       ------------     ------------         -----------
                                                   $  1,631,904       $  1,034,145     $    788,418         $   146,133
                                                   ============       ============     ============         ===========
Effective February 1, 2001, the Fund changed for book purposes, from the straight-line method of amortization of premiums and discounts to the effective yield method, in accordance with the American Institute of Certified Public Accountant’s new Audit and Accounting Guide for Investment Companies. This change had no effect on the net assets or net assets per share of any of the Fund’s Portfolios. Since the Permanent Portfolio’s inception, the cumulative effect of this change as of February 1, 2001 on that Portfolio was to decrease the cost of its investments thereby increasing its net unrealized appreciation of investments and decreasing its undistributed net investment income, by $9,310,104. This change decreased the Permanent Portfolio’s interest income by $505,154, or $.17 per share, and decreased its ratio of net investment income to average net assets by .96% during the year ended January 31, 2002. There was no cumulative effect of this change on the Fund’s other Portfolios.
Federal taxes
Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2003, pursuant to the requirements of the Code.
At January 31, 2003, capital loss carryforwards available to offset future realized gains, if any, were as follows: $32,443 in the Treasury Bill Portfolio, of which $5,429, $3,632, $14,264, $3,666 and $5,452 expire on January 31, 2004, January 31, 2005, January 31, 2007, January 31, 2008 and January 31, 2011, respectively; and $13,787 in the Aggressive Growth Portfolio, all of which expires on January 31, 2010. There were no capital loss carryforwards in either the Permanent Portfolio or the Versatile Bond Portfolio. Additionally, net capital losses of $1,880 in the Treasury Bill Portfolio are attributable to investment transactions that occurred after October 31, 2002 and are recognized for federal income tax purposes as arising on February 1, 2003, the first day of that Portfolio’s next taxable year.
During the year ended January 31, 2003, the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Versatile Bond Portfolio incurred federal excise taxes of $18,739, $50,761 and $17,002, respectively, which was imposed on four percent of each Portfolio’s undistributed income and capital gains, if any. Such tax reduced each Portfolio’s net assets, however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2003

Equalization
The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2.	DISTRIBUTIONS TO SHAREHOLDERS
On December 4, 2002, the Fund’s Permanent Portfolio and Treasury Bill Portfolio paid ordinary income dividends per share of $.19 and $1.44, respectively, and the Fund’s Permanent Portfolio paid a long-term capital gain distribution per share of $.26, to shareholders of record on December 3, 2002. On December 18, 2002, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend per share of $1.74 to shareholders of record on December 17, 2002. The Aggressive Growth Portfolio paid no ordinary income dividends or capital gain distributions during the year ended January 31, 2003.
The tax character of such dividends and distributions paid was as follows:

                                         Permanent         Treasury Bill       Versatile Bond     Aggressive Growth
                                         Portfolio           Portfolio            Portfolio           Portfolio
                                        -----------        -------------       --------------     -----------------

         Distributions paid from:
            Ordinary income ..........  $   614,742         $ 1,361,612         $    272,446         $        --
            Long-term capital gain ...      841,225                  --                   --                  --
                                        -----------         -----------         ------------         -----------
                                        $ 1,455,967         $ 1,361,612         $    272,446         $        --
                                        ===========         ===========         ============         ===========
On December 5, 2001, the Fund’s Permanent Portfolio and Treasury Bill Portfolio paid ordinary income dividends per share of $.27 and $3.04, respectively, and the Fund’s Permanent Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $.17 and $.32, respectively, to shareholders of record on December 4, 2001. On December 19, 2001, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend per share of $2.52 to shareholders of record on December 18, 2001.
The tax character of such dividends and distributions paid was as follows:

                                          Permanent         Treasury Bill       Versatile Bond    Aggressive Growth
                                          Portfolio           Portfolio            Portfolio          Portfolio
                                        -----------        -------------       --------------     -----------------

         Distributions paid from:
            Ordinary income ..........  $   745,444         $ 2,986,988         $    410,680         $        --
            Long-term capital gain ...      469,353                  --                   --              95,745
                                        -----------         -----------         ------------         -----------
                                        $ 1,214,797         $ 2,986,988         $    410,680         $    95,745
                                        ===========         ===========         ============         ===========

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2003

Dividends to shareholders from net investment income and distributions to shareholders from realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code which may differ from accounting principles generally accepted in the United States of America. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2003, the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Versatile Bond Portfolio reclassified $407,941, $428,457 and $150,921, respectively, from undistributed net investment income to paid-in capital and the Fund’s Aggressive Growth Portfolio reclassified $137,311 from paid-in capital to undistributed net investment loss to reflect such book and tax basis differences relating to shareholder distributions, net operating losses and excise taxes paid. Additionally due to these differences, the Permanent Portfolio reclassified $625 from undistributed net investment income to accumulated net realized gain on foreign currency transactions and $348 from accumulated net realized gain on investments to undistributed net investment income; the Treasury Bill Portfolio reclassified $41,743 from paid-in capital to accumulated net realized loss on investments; the Versatile Bond Portfolio reclassified $59,688 from accumulated net realized gain on investments to undistributed net investment income; and the Aggressive Growth Portfolio reclassified $487 from paid-in capital to accumulated net realized loss on investments.

As of January 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                 Permanent         Treasury Bill       Versatile Bond     Aggressive Growth
                                                 Portfolio           Portfolio            Portfolio           Portfolio
                                                -----------        -------------       --------------     -----------------

        Undistributed ordinary income           $   930,699         $   442,222         $    633,344         $        --
        Undistributed long-term gain
         (capital loss carryforward)                258,956             (32,443)              79,520             (13,787)
        Unrealized appreciation (depreciation)   20,405,237             (43,419)             217,961           9,383,720
                                                -----------         -----------         ------------         -----------
                                                $21,594,892         $   366,360         $    930,825         $ 9,369,933
                                                ===========         ===========         ============         ===========
3.	INVESTMENT ADVISORY CONTRACT
In accordance with the terms of an Investment Advisory Contract (the “Contract”), World Money Managers (“WMM”), the Fund’s investment adviser, receives a comprehensive advisory fee monthly (the “Advisory Fee”), computed at the following annual rate: (i) for each Portfolio, 1/4 of 1% of the first $200 million of the Portfolio’s average daily net assets; plus (ii) for the Fund as a whole: 7/8 of 1% of the first $200 million of the Fund’s average daily net assets; 13/16 of 1% of the next $200 million of the Fund’s average daily net assets; 3/4 of 1% of the next $200 million of the Fund’s average daily net assets; and 11/16 of 1% of the Fund’s average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.
All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for the Advisory Fee, the fees and expenses of the Fund’s directors, the salary expense of the Fund’s officers (including payments made by the Fund under its Long Term Disability Plan described in Note 4), excise taxes and extraordinary expenses as defined by the Contract, WMM pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.
During the year ended January 31, 2003, WMM voluntarily agreed to waive portions of the Advisory Fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee otherwise would exceed an annual rate of 5/8 of 1%, in the case of the Treasury Bill Portfolio, or 3/4 of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets. WMM may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.
WMM is a limited partnership of which one of the general partners is the President and a director of the Fund and the other general partner is a corporation wholly owned by the same individual.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2003

4.	LONG TERM DISABILITY PLAN
On March 9, 1998, the Fund’s Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (the “Plan”). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a “Participant”), as defined by the Plan, a disability benefit equal to 50% of the Participant’s salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund’s Board of Directors at any time prior to each annual renewal. On March 10, 1998, the Fund accrued an estimated liability of $107,808 for one Participant under the Plan. Of that amount, $4,032 remains payable at January 31, 2003.

5.	PURCHASES AND SALES OF SECURITIES
The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 2003:

                                                      Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                      Portfolio         Portfolio          Portfolio         Portfolio
                                                    -------------     -------------     --------------   -----------------

        Purchases................................   $ 11,711,040          None           $ 14,881,575         $ 2,399,908
        Sales....................................        446,643          None             20,467,412           1,047,758
6.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
The following is a summary of net unrealized appreciation (depreciation) of investments at January 31, 2003 for federal income tax purposes:

                                                                       Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                                       Portfolio         Portfolio         Portfolio          Portfolio
                                                                     -------------     -------------     --------------   -----------------

        Aggregate gross unrealized appreciation of
          investments with excess of value over tax
          cost:
          Investments in securities of unaffiliated
            issuers ...............................                   $19,269,568         $     --        $   222,339        $10,905,483
          Investments other than securities .......                     1,553,769               --                 --                 --
                                                                      -----------         --------        -----------        -----------
                                                                       20,823,337               --            222,339         10,905,483
        Aggregate gross unrealized depreciation of
          investments with excess of tax cost over
          value:
          Investments in securities of unaffiliated
            issuers ...............................                      (250,792)         (40,084)            (3,921)        (1,521,763)
          Investments other than securities........                      (217,656)              --                 --                 --
                                                                      -----------         --------        -----------        -----------
                                                                         (468,448)         (40,084)            (3,921)        (1,521,763)
                                                                      -----------         --------        -----------        -----------
          Net unrealized appreciation (depreciation)
            of investments                                            $20,354,889         $(40,084)       $   218,418        $ 9,383,720
                                                                      ===========         ========        ===========        ===========

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2003

7.	CAPITAL STOCK TRANSACTIONS
Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income were as follows for the years ended January 31, 2003 and 2002:

                                                                          Permanent Portfolio
                                         ------------------------------------------------------------------------------------
                                                   January 31, 2003                             January 31, 2002
                                         ---------------------------------------      ---------------------------------------
                                              Shares               Dollars                 Shares               Dollars
                                         ----------------    -------------------      ---------------    --------------------

        Shares sold.....................    1,289,880           $ 25,592,652               108,422           $  1,887,317
        Distributions reinvested........       66,117              1,320,358                59,751              1,094,470
                                            ---------           ------------               -------           ------------
                                            1,355,997             26,913,010               168,173              2,981,787

        Shares redeemed.................     (392,370)            (7,736,109)             (306,802)            (5,275,129)
                                            ---------           ------------               -------           ------------
        Net increase (decrease)               963,627           $ 19,176,901              (138,629)          $ (2,293,342)
                                            =========           ============               =======           ============

                                                                          Treasury Bill Portfolio
                                         ------------------------------------------------------------------------------------
                                                   January 31, 2003                             January 31, 2002
                                         ---------------------------------------      ---------------------------------------
                                              Shares               Dollars                 Shares               Dollars
                                         ----------------    -------------------      ----------------    -------------------

        Shares sold.....................      493,796           $ 32,768,498               464,823           $ 31,638,408
        Distributions reinvested........       19,471              1,295,889                42,075              2,845,931
                                              -------           ------------               -------           ------------
                                              513,267             34,064,387               506,898             34,484,339

        Shares redeemed.................     (566,118)           (37,646,580)             (552,334)           (37,759,782)
                                              -------           ------------               -------           ------------
        Net decrease                          (52,851)          $ (3,582,193)              (45,436)          $ (3,275,443)
                                              =======           ============               =======           ============

                                                                          Versatile Bond Portfolio
                                         ------------------------------------------------------------------------------------
                                                   January 31, 2003                             January 31, 2002
                                         ---------------------------------------      ---------------------------------------
                                              Shares               Dollars                 Shares               Dollars
                                         ----------------    -------------------      ----------------    -------------------

        Shares sold.....................      303,993           $ 17,830,263               544,253           $ 32,602,098
        Distributions reinvested........        3,999                242,424                 6,098                368,363
                                              -------           ------------               -------           ------------
                                              307,992             18,072,687               550,351             32,970,461

        Shares redeemed.................     (395,584)           (23,192,904)             (461,008)           (28,304,568)
                                              -------           ------------               -------           ------------
        Net increase (decrease)               (87,592)          $ (5,120,217)               89,343           $  4,665,893
                                              =======           ============               =======           ============

                                                                          Aggressive Growth Portfolio
                                         ------------------------------------------------------------------------------------
                                                   January 31, 2003                             January 31, 2002
                                         ---------------------------------------      ---------------------------------------
                                              Shares               Dollars                 Shares               Dollars
                                         ----------------    -------------------      ----------------    -------------------

        Shares sold.....................       65,015           $  4,564,953                47,113           $  4,029,250
        Distributions reinvested........           --                     --                 1,159                 92,089
                                              -------           ------------               -------           ------------
                                               65,015              4,564,953                48,272              4,121,339

        Shares redeemed.................      (48,935)            (3,134,730)              (49,980)            (4,200,902)
                                              -------           ------------               -------           ------------
        Net increase (decrease)                16,080           $  1,430,223                (1,708)          $    (79,563)
                                              =======           ============               =======           ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2003

8.	REGULATORY MATTERS
Following a routine examination of the Fund in 1991, the Securities and Exchange Commission (the “Commission”) instituted public administrative and cease-and-desist proceedings (the “Proceedings”) on January 13, 1997, to determine the truth of allegations by the Commission’s Division of Enforcement (the “Division”) that WMM, Terry Coxon and Alan Sergy (the Fund’s investment adviser and two of the Fund’s directors and officers, respectively, or, the “Respondents”), breached their fiduciary duties in violation of certain provisions of federal securities laws in fiscal years 1990 through 1996. From May 5, 1997 through May 15, 1997, an administrative hearing on these charges was held before Chief Administrative Law Judge Brenda P. Murray (the “Hearing Officer”) in San Francisco, California. The Respondents denied all of the allegations of the Division and actively contested the Proceedings. The Fund is not and was not a party to the Proceedings.
In an initial decision dated April 1, 1999 (the “Initial Decision”), the Hearing Officer ruled that the Respondents had committed certain violations of the federal securities laws. Specifically, the Hearing Officer ruled that the Respondents violated Section 206(2) of the Investment Advisers Act of 1940: by charging $248,153 of transfer agent and accounting fees to the Fund’s Marketing and Distribution Plan (the “12b-1 Plan”) during calendar year 1990; by causing the excessive capitalization of a broker-dealer subsidiary of the Permanent Portfolio (World Money Securities, Inc., or, “WMS”) of $850,000 and charging it in 1990 and 1991 for printing costs related to the distribution of shares in the Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio in the amount of $336,571; by charging WMS excessive rent and improper underwriting costs of $72,426; and by acquiring a “call option” in 1990 prohibited by the Fund’s fundamental investment policies and managing the investment for the advantage of a client of an officer of the Fund. The Hearing Officer also ruled that the Respondents violated, or aided and abetted violations of: Section 12(b) of the 1940 Act and Rule 12b-1 thereunder, by receiving unauthorized reimbursements in calendar year 1990 of $214,270 under the Fund’s 12b-1 Plan and by providing insufficient information regarding the 12b-1 Plan to the Fund’s Board of Directors; Section 13(a)(3) of the 1940 Act by acquiring the “call option;” Section 17(a) of the Securities Act of 1933, Section 10(b) of the Exchange Act of 1934 and Rule 10b-5 thereunder, and Section 34(b) of the 1940 Act by making misleading statements in the Fund’s registration materials; Section 10(b) of the 1940 Act by using WMS as a principal underwriter for the Fund; and Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, by causing WMS to be excessively capitalized.
The Hearing Officer ordered that the Respondents: cease and desist from committing further violations; be suspended from association with any registered investment adviser or investment company for a period of three months; disgorge $1,608,018; pay prejudgment interest of $1,236,726; and pay civil penalties of $140,000.
On April 22, 1999, the Respondents filed petitions for review by the Commission. On April 21, 1999, the Division also filed a petition for review by the Commission of certain sanctions contained in the Initial Decision, seeking to bar WMM from acting as an investment adviser and to bar Terry Coxon from association with any registered investment adviser or investment company for one year with a right to reapply. Thereafter, the Commission granted the petitions for review of the Initial Decision and has scheduled oral argument relating to such a review for May 12, 2003.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2003

Pursuant to the Fund’s Bylaws, the Fund advanced expenses incurred by the Respondents in the Proceedings upon their undertaking to repay the advances, in the event it is ultimately determined that they have committed willful misfeasance, bad faith, gross negligence or reckless disregard of their duties (“Disabling Conduct”). The Fund has incurred and may continue to incur, such expenses in connection with the Proceedings, including amounts paid by WMM to persons who are directors and officers of the Fund for their litigation expenses. Following the Initial Decision of the Hearing Officer, WMM suspended the submission of its expenses incurred in the Proceedings for reimbursement by the Fund and the Fund has neither paid nor advanced any such expenses since the Initial Decision.
The Initial Decision of the Hearing Officer does not become effective until the Commission’s decision, which could affirm, reverse or modify the Initial Decision. WMM has continued to act as investment adviser of the Fund, and Terry Coxon has continued to serve as President and a director of the Fund during these Proceedings. Alan Sergy retired from the Fund for medical reasons in March 1998 and, except for payments being made under the Fund’s Long Term Disability Plan (see Note 4), is no longer associated with the Fund.
The ultimate outcome of these Proceedings is unknown. The Fund’s Board of Directors has continued to monitor the Proceedings and to take such actions as may be appropriate to assure the availability to the Fund of such investment advice and administrative support as may be necessary to continuously implement the Fund’s investment policies and investment objectives.
In order to provide additional security to the Fund for the repayment of advances made to and on behalf of WMM, the Fund and WMM entered into a security agreement as of February 20, 2003 (the “Security Agreement”), whereunder WMM granted to the Fund a security interest in all of its assets to secure the repayments of amounts advanced should it ultimately be determined that WMM or Terry Coxon committed Disabling Conduct and therefore, are not entitled to be indemnified. In addition to the security interest and as part of the Security Agreement, WMM has agreed to make quarterly payments of $25,000 to a “Custodial Account,” as defined in the Security Agreement. The amounts deposited in the Custodial Account may only be withdrawn (other than to make “Permitted Investments,” as further defined in the Security Agreement): (i) to repay advances in the event of a determination that there has been Disabling Conduct; or (ii) to repay WMM in the event the Proceedings are resolved in its favor. In addition, during the term of the Security Agreement, WMM must provide the Fund unlimited access to its books and records and is subject to certain restrictions on its ability to use its assets as collateral, transfers of its ownership interests, distributions to its partners and transactions with its affiliates.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2003

The Fund paid or reimbursed the following legal expenses, which include the advancement of fees and expenses described above, as well as other fees and expenses incurred by the Fund in connection with the Proceedings:

                    Permanent     Treasury Bill   Versatile Bond  Aggressive Growth
                    Portfolio       Portfolio       Portfolio         Portfolio
                  -------------   -------------   --------------  -----------------
        1992 ....   $       --      $       --      $       --       $       --
        1993 ....       52,331          63,961              --               --
        1994 ....           --              --              --               --
        1995 ....       78,010          71,156           6,213            1,777
        1996 ....       26,100          22,233           1,646              848
        1997 ....       53,511          43,469           3,046            2,640
        1998 ....      325,585         293,026              --           32,558
        1999 ....       14,333          14,015          11,155           11,473
        2000 ....       69,042          64,335           1,627            7,910
        2001 ....        8,011           7,209              --              801
        2002 ....        9,019           8,116              --              902
        2003 ....          100              90              --               10
                    ----------      ----------      ----------       ----------
                    $  636,042      $  587,610      $   23,687       $   58,919
                    ==========      ==========      ==========       ==========

9.	SUBSEQUENT EVENTS
On November 18, 2002, WMM entered into an asset purchase agreement (the “Purchase Agreement“) with Pacific Heights Asset Management, LLC (“Pacific Heights”), a newly-formed investment advisory firm of which the sole member and manager is the Treasurer and a director of the Fund, pursuant to which Pacific Heights has agreed to acquire certain of WMM’s assets pertaining to the Fund (the “Transaction”). Completion of the Transaction is subject to the satisfaction of a number of closing conditions, including approval by the shareholders in each of the Fund’s Portfolios of a new investment advisory contract between the Fund and Pacific Heights to become effective upon the closing of the Transaction. On March 28, 2003, the Fund filed a definitive proxy statement with the Commission relating to the Transaction and expects the Transaction to close in May 2003. If completed, the Transaction will result in the termination of the Contract.

This page intentionally left blank.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each year:

                                                   Year ended      Year ended     Year ended   Year ended    Year ended
                                                   January 31,     January 31,    January 31,  January 31,   January 31,
                                                      2003            2002           2001         2000          1999
                                                   -----------     -----------    -----------  -----------   -----------

 Net asset value, beginning of year                 $   18.59       $   18.29      $   17.44    $   18.71     $   19.08
                                                    ---------       ---------      ---------    ---------     ---------
   Income (loss) from investment operations:
     Net investment income (1)(2) .............           .28             .27            .46          .43           .47
     Net realized and unrealized gain (loss)
       on investments and foreign
       currencies .............................          2.47             .47           1.07         (.64)           --
                                                    ---------       ---------      ---------    ---------     ---------
       Total income (loss) from
         investment operations                           2.75             .74           1.53         (.21)          .47

   Less distributions from:
     Net investment income  ...................          (.19)           (.27)          (.16)        (.29)         (.20)
     Net realized gain on investments (3) .....          (.26)           (.17)          (.52)        (.77)         (.64)
                                                    ---------       ---------      ---------    ---------     ---------
       Total distributions                               (.45)           (.44)          (.68)       (1.06)         (.84)
                                                    ---------       ---------      ---------    ---------     ---------

 Net asset value, end of year                       $   20.89       $   18.59      $   18.29    $   17.44     $   18.71
                                                    =========       =========      =========    =========     =========

 Total return (4) .............................        14.90%           4.08%          8.91%      (1.11)%         2.48%

 Ratios / supplemental data:
   Net assets, end of year (in thousands) .....     $  78,674       $  52,078      $  53,792    $  56,773     $  66,855
                                                    =========       =========      =========    =========     =========

   Ratio of expenses to average net assets ....         1.34%           1.46%          1.41%        1.47%         1.43%
   Ratio of net investment income
     to average net assets (2).................         1.42%           1.44%          2.57%        2.39%         2.48%
   Portfolio turnover rate ....................         1.06%           1.07%          7.60%       23.75%        14.05%

(1)	Net investment income is based on average net assets per share outstanding during the year.
(2)	The change in accounting described in Note 1 had the effect of decreasing net investment income per share and the ratio of net investment income to average net assets by $.17 and .96%, respectively, during the year ended January 31, 2002.
(3)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO

Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each year:

                                                   Year ended     Year ended   Year ended    Year ended    Year ended
                                                   January 31,    January 31,  January 31,   January 31,   January 31,
                                                      2003           2002         2001          2000          1999
                                                   -----------    -----------  -----------   -----------   -----------

 Net asset value, beginning of year                 $   67.69     $   68.94     $   67.88     $   67.97     $   67.56
                                                    ---------      ---------    ---------     ---------     ---------
   Income from investment operations:
     Net investment income (1)(2) .............           .40          1.75          3.32          2.51          2.72
     Net realized and unrealized gain (loss)
       on investments (3) .....................          (.07)          .04           .12          (.01)          .03
                                                    ---------     ---------     ---------     ---------     ---------
       Total income from investment operations            .33          1.79          3.44          2.50          2.75

   Less distributions from:
     Net investment income ....................         (1.44)        (3.04)        (2.38)        (2.59)        (2.34)
                                                    ---------     ---------     ---------     ---------     ---------
       Total distributions                              (1.44)        (3.04)        (2.38)        (2.59)        (2.34)
                                                    ---------     ---------     ---------     ---------     ---------

 Net asset value, end of year                       $   66.58     $   67.69     $   68.94     $   67.88     $   67.97
                                                    =========     =========     =========     =========     =========

 Total return (4) .............................          .49%         2.60%         5.10%         3.70%         4.09%

 Ratios / supplemental data:
   Net assets, end of year (in thousands) .....     $  66,516     $  71,202     $  75,640     $  81,059     $  93,095
                                                    =========     =========     =========     =========     =========

   Ratio of expenses to average net assets (2).          .90%         1.01%         1.01%         1.02%          .96%
   Ratio of net investment income
     to average net assets  ...................          .60%         2.56%         4.86%         3.70%         4.01%

(1)	Net investment income is based on average net assets per share outstanding during the year.
(2)	Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .50% for the year ended January 31, 2003 and .50%, .50%, .50% and .50% for the years ended January 31, 2002, 2001, 2000 and 1999, respectively. Without this waiver, the net investment income per share would have been $.07 for the year ended January 31, 2003 and $1.16, $2.86, $2.01 and $2.24 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each year:

                                                   Year ended    Year ended    Year ended    Year ended    Year ended
                                                   January 31,   January 31,   January 31,   January 31,   January 31,
                                                      2003          2002          2001          2000          1999
                                                   -----------   -----------   -----------   -----------   -----------

 Net asset value, beginning of year                 $   60.38     $   59.67     $   58.38     $   58.83     $   58.58
                                                    ---------     ---------     ---------     ---------     ---------

   Income from investment operations:
     Net investment income (1)(2) .............          1.53          2.38          2.82          2.44          2.77
     Net realized and unrealized gain (loss)
       on investments (3) .....................           .65           .85          1.00          (.58)         (.08)
                                                    ---------     ---------     ---------     ---------     ---------
       Total income from investment operations           2.18          3.23          3.82          1.86          2.69

   Less distributions from:
     Net investment income ....................         (1.74)        (2.52)        (2.53)        (2.31)        (2.44)
                                                    ---------     ---------     ---------     ---------     ---------
       Total distributions                              (1.74)        (2.52)        (2.53)        (2.31)        (2.44)
                                                    ---------     ---------     ---------     ---------     ---------

 Net asset value, end of year                       $   60.82     $   60.38     $   59.67     $   58.38     $   58.83
                                                    =========     =========     =========     =========     =========

 Total return (4) .............................         3.62%         5.41%         6.58%         3.18%         4.61%

 Ratios / supplemental data:
   Net assets, end of year (in thousands) .....     $  20,891     $  26,032     $  20,394     $  18,065     $  24,377
                                                    =========     =========     =========     =========     =========

   Ratio of expenses to average net assets (2).         1.02%         1.11%         1.02%         1.01%         1.08%
   Ratio of net investment income
     to average net assets ....................         2.52%         3.97%         4.78%         4.16%         4.72%
   Portfolio turnover rate ....................        69.58%       107.36%        96.36%        59.52%        68.21%

(1)	Net investment income is based on average net assets per share outstanding during the year.
(2)	Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .37% for the year ended January 31, 2003 and .38, .38%, .37% and .37% for the years ended January 31, 2002, 2001, 2000 and 1999, respectively. Without this waiver, the net investment income per share would have been $1.16 for the year ended January 31, 2003 and $2.05, $2.52, $2.14 and $2.48 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio
For each share of capital stock outstanding throughout each year:

                                                  Year ended    Year ended    Year ended    Year ended    Year ended
                                                  January 31,   January 31,   January 31,   January 31,   January 31,
                                                     2003          2002          2001          2000          1999
                                                  -----------   -----------   -----------   -----------   -----------

Net asset value, beginning of year                 $   78.69     $   83.76     $   83.61     $   69.13     $   56.24
                                                   ---------     ---------     ---------     ---------     ---------

  Income (loss) from investment operations:
    Net investment loss(1) ...................          (.44)         (.65)         (.65)         (.78)         (.41)
    Net realized and unrealized gain (loss)
      on investments  ........................        (20.11)        (4.10)         8.21         15.26         13.30
                                                   ---------     ---------     ---------     ---------     ---------
      Total income (loss) from investment
        operations                                    (20.55)        (4.75)         7.56         14.48         12.89

  Less distributions from:
    Net realized gain on investments (2) .....            --          (.32)        (7.41)           --            --
                                                   ---------     ---------     ---------     ---------     ---------
      Total distributions                                 --          (.32)        (7.41)           --            --
                                                   ---------     ---------     ---------     ---------     ---------

Net asset value, end of year                       $   58.14     $   78.69     $   83.76     $   83.61     $   69.13
                                                   =========     =========     =========     =========     =========

Total return (3) .............................       (26.12)%      (5.67)%        10.05%        20.95%        22.92%

Ratios / supplemental data:
  Net assets, end of year (in thousands) .....     $  18,607     $  23,919     $  25,601     $  23,938     $  21,764
                                                   =========     =========     =========     =========     =========
  Ratio of expenses to average net assets ....         1.33%         1.41%         1.33%         1.73%         1.39%
  Ratio of net investment loss to
    average net assets .......................        (.64)%        (.80)%        (.78)%       (1.02)%        (.65)%
  Portfolio turnover rate ....................         4.92%         5.23%         5.62%         9.38%         2.73%

(1)	Net investment loss is based on average net assets per share outstanding during the year.
(2)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

$19,000
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
1993
1994
1995
1996
1997
1998
1999
2000
2001
2002
2003
$18,330
$15,395

        ____   Permanent Portfolio

        ------   United States Treasury bills*

*	Three-month United States Treasury bills are short-term loans to the United States Government with a maturity of three months.
Treasury bills are full-faith-and-credit obligations of the United States Treasury and are generally regarded as being free of any risk of default.

See page 35 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

$18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
1993
1994
1995
1996
1997
1998
1999
2000
2001
2002
2003
$17,137
$15,769

        ____  Versatile Bond Portfolio

        ------   Salomon Smith Barney AAA.AA 1-3 Year Corporate Index*

*	The Salomon Smith Barney AAA/AA 1-3 Year Corporate Index is a component of the Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million.

See page 35 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

$50,000
45,000
40,000
35,000
30,000
25,000
20,000
15,000
10,000
1993
1994
1995
1996
1997
1998
1999
2000
2001
2002
2003
$27,059
$24,332

        ____  Aggressive Growth Portfolio

        ------   Dow Jones Industrial Average*

*	The Dow Jones Industrial Average is an average of the stock prices of 30 large companies and represents a widely recognized unmanaged portfolio of common stocks.

See following page for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

The graphs on pages 32 through 34 compare the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Permanent Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio, assuming a $10,000 investment in each Portfolio at the beginning of the first fiscal year and reinvestment of all dividends and distributions, to a $10,000 investment over the same periods in comparable broad-based securities market indices. A graph is not provided for the Treasury Bill Portfolio because it is a money market portfolio. The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Past performance is not predictive of future performance and does not guarantee future gain or loss to be realized from an investment in any Portfolio.   The investment return and principal value of an investment in a Portfolio will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Permanent Portfolio (1)                             Treasury Bill Portfolio (2)(5)(6)
------------------------------------------          ----------------------------------------

 1 year ended January 31, 2003      14.86%           1 year ended January 31, 2003      .45%
 5 years ended January 31, 2003      5.65%           5 years ended January 31, 2003    3.13%
10 years ended January 31, 2003      6.19%          10 years ended January 31, 2003    3.43%
15 years ended January 31, 2003      5.13%          15 years ended January 31, 2003    4.21%
20 years ended January 31, 2003      5.22%          15 years 250 days ended
20 years 62 days ended                                  January 31, 2003               4.22%
     January 31, 2003                5.20%

Aggressive Growth Portfolio (3)                     Versatile Bond Portfolio (4)(6)
------------------------------------------          ----------------------------------------

 1 year ended January 31, 2003    (26.15)%           1 year ended January 31, 2003     3.58%
 5 years ended January 31, 2003      2.61%           5 years ended January 31, 2003    4.62%
10 years ended January 31, 2003     10.40%          10 years ended January 31, 2003    4.60%
13 years 29 days ended                              11 years 127 days ended
     January 31, 2003               10.43%              January 31, 2003               4.68%

(1)	The Permanent Portfolio commenced operations on December 1, 1982.
(2)	The Treasury Bill Portfolio commenced operations on May 26, 1987.
(3)	The Aggressive Growth Portfolio commenced operations on January 2, 1990.
(4)	The Versatile Bond Portfolio commenced operations on September 27, 1991.
(5)	Yield on the Treasury Bill Portfolio for the seven days ended January 31, 2003, assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was .78%, and the effective yield was .79%.
(6)	The thirty-day SEC standardized yield for the Treasury Bill Portfolio and the Versatile Bond Portfolio at January 31, 2003, calculated for each portfolio by dividing the net investment income per share earned during the specified thirty-day period by the net asset value per share on the last day of the year and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was .82% and 1.48%, respectively.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS

Permanent Portfolio
The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as United States Treasury securities. During the year ended January 31, 2003, the Portfolio experienced increases in the value of gold, long-term United States Treasury securities, the shares of real estate investment trusts and natural resource companies and the relative value of the Swiss franc, which more than offset the decrease in value of the Portfolio’s holdings of U.S. Growth stocks. As a result, the Portfolio achieved a total return of 14.90% during the year ended January 31, 2003, as compared to an annualized inflation rate as measured by the change in the consumer price index, of 2.60% over the same period.

Treasury Bill Portfolio
The Treasury Bill Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. It invests in short-term United States Treasury securities. The Portfolio achieved a total return of .49% and maintained an average maturity of between 60 and 90 days throughout the year ended January 31, 2003. This return, while significantly lower than the Portfolio’s historical returns, was consistent with other money market funds that invest primarily in short-term United States Treasury securities.

Versatile Bond Portfolio
The Versatile Bond Portfolio’s investment objective is to achieve high current income while limiting risk to principal. It invests in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s. The Portfolio achieved a total return of 3.62% while maintaining an average maturity of between 270 and 450 days throughout the year ended January 31, 2003. This return was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity.

Aggressive Growth Portfolio
The Aggressive Growth Portfolio’s investment objective is to achieve high long-term appreciation. It is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. Consistent with the decline in value of the overall U.S. stock market during 2002, the Portfolio achieved a total return of (26.15)% during the year ended January 31, 2003, as compared to (17.09)% for the Dow Jones Industrial Average and (23.03)% for the Standard & Poor’s 500 Stock Index over the same period.

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PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
DIRECTORS AND OFFICERS

All of the Fund’s directors and officers may be reached c/o 625 Second Street, Suite 102, Petaluma, California 94952. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation or removal. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Investor’s Information Office.

DAVID P. BERGLAND	Director	age 67

Attorney specializing in business litigation, currently a sole practitioner in Costa Mesa, California. Mr. Bergland is also a writer, lecturer, publisher and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER	Director	age 50

Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial service organizations, in Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

MARK TIER	Director	age 55

Self-employed marketing consultant in Hong Kong for more than the preceding five years. Mr. Tier has served as a director of the Fund since 1986 and oversees all four of the Fund’s Portfolios.

TERRY COXON	President & Director*	age 58

An investment adviser and author since 1976, Mr. Coxon is the founder of the Fund and has served as its President and as a director since its inception. Along with Terry Coxon, Inc., a corporation which he wholly owns and for which he serves as President and director, Mr. Coxon is the general partner of the Fund’s investment adviser and oversees all four of the Fund’s Portfolios. Mr. Coxon has also served as President and a director since 1993 of Passport Financial, Inc., a financial publishing firm.

MICHAEL J. CUGGINO	Treasurer & Director*	age 40

A Certified Public Accountant, Mr. Cuggino has served as Treasurer of the Fund since 1993, as a director of the Fund since 1998 and as a consultant to the Fund’s investment adviser since 1991. Mr. Cuggino oversees all four of the Fund’s Portfolios. Mr. Cuggino also served as Treasurer from 1993 through 2002 of Passport Financial, Inc., a financial publishing firm.

ROBERT B. MARTIN, JR.	Secretary & Director*	age 58

An attorney specializing in tax matters, currently a sole practitioner in Pasadena, California. Mr. Martin has served as a director of the Fund since its inception, as legal counsel to the Fund and the Fund’s investment adviser since 1994 and as Secretary of the Fund since 1998. Mr. Martin oversees all four of the Fund’s Portfolios. Mr. Martin has also served as Secretary and a director since 1993 of Passport Financial, Inc., a financial publishing firm.

*	Interested person within the meaning of the 1940 Act. Messrs. Coxon and Cuggino are deemed interested persons because of their association with the Fund’s investment adviser. Mr. Martin is deemed an interested person because of his association as legal counsel to the Fund and the Fund’s investment adviser.

INVESTMENT ADVISER
World Money Managers Terry Coxon, General Partner 625 Second Street Petaluma, California 94952

CONSULTANTS TO THE FUND
Harry Browne Douglas Casey

CUSTODIAN
State Street Bank and Trust Company Boston, Massachusetts 02105

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

INDEPENDENT AUDITORS
Tait, Weller & Baker 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

INVESTOR’S INFORMATION OFFICE	ANNUAL REPORT January 31, 2003
P.O. Box 5847 Austin, Texas 78763 (800) 531-5142 Nationwide Local (254) 527-3102